Securities - Amortized Cost, Gains and Losses, and Fair Value Available-for-sale (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Debt Securities:
Amortized Cost	$ 305,750	$ 281,630
Gross Unrealized Gains	1,813	3,423
Gross Unrealized Losses	(1,790)	(779)
Debt securities carried at fair value	305,773	284,274
Other Debt Securities, Carried at Fair Value:
Amortized Cost	16,678	36,543
Gross Unrealized Gains	103	257
Gross Unrealized Losses	(174)	(379)
Fair Value	16,607	36,421
Debt securities carried at fair value:
Amortized Cost	322,428	318,173
Gross Unrealized Gains	1,916	3,680
Gross Unrealized Losses	(1,964)	(1,158)
Debt securities carried at fair value	322,380	320,695
Shareholders’ equity	256,176	243,476	$ 232,475	$ 236,962
Held-to-maturity Securities:
Amortized Cost	84,508	59,757
Gross Unrealized Gains	330	538
Gross Unrealized Losses	(792)	(654)
Held-to-maturity, fair value	84,046	59,641
Debt securities:
Amortized Cost	406,936	377,930
Gross Unrealized Gains	2,246	4,218
Gross Unrealized Losses	(2,756)	(1,812)
Fair Value	406,426	380,336
Accumulated other comprehensive income (loss)	(5,358)	(4,022)
Nonperforming Financing Receivable
Available-for-sale Debt Securities:
Debt securities carried at fair value	188	161
FNMA
Debt securities carried at fair value:
Amortized Cost	145,800	130,300
Debt securities carried at fair value	145,500	131,400
FHLMC
Debt securities carried at fair value:
Amortized Cost	53,300	28,300
Debt securities carried at fair value	53,200	28,600
Other assets
Available-for-sale Equity Securities:
Amortized Cost	326	336
Gross Unrealized Gains	99	27
Gross Unrealized Losses	0	0
Fair Value	425	363
Agency-collateralized mortgage obligations
Available-for-sale Debt Securities:
Amortized Cost	10,892	14,170
Gross Unrealized Gains	148	181
Gross Unrealized Losses	(55)	(103)
Debt securities carried at fair value	10,985	14,248
Other Debt Securities, Carried at Fair Value:
Fair Value	7	0
Debt securities carried at fair value:
Debt securities carried at fair value	10,992
Commercial
Available-for-sale Debt Securities:
Amortized Cost	7,200	3,932
Gross Unrealized Gains	30	68
Gross Unrealized Losses	(65)	0
Debt securities carried at fair value	7,165	4,000
Debt securities carried at fair value:
Debt securities carried at fair value	7,165
Non-agency residential
Available-for-sale Debt Securities:
Amortized Cost	3,031	4,244
Gross Unrealized Gains	219	286
Gross Unrealized Losses	(71)	(76)
Debt securities carried at fair value	3,179	4,454
Other Debt Securities, Carried at Fair Value:
Fair Value	3,490	$ 3,745
Debt securities carried at fair value:
Debt securities carried at fair value	$ 6,669
Non-agency residential | Prime
Debt securities:
Available-for-sale securities, percent held by rating	71.00%	76.00%
Non-agency residential | Alt-A
Debt securities:
Available-for-sale securities, percent held by rating	15.00%	14.00%
Non-agency residential | Subprime
Debt securities:
Available-for-sale securities, percent held by rating	14.00%	10.00%
Mortgage-backed securities
Available-for-sale Debt Securities:
Amortized Cost	$ 250,479	$ 185,464
Gross Unrealized Gains	1,458	2,967
Gross Unrealized Losses	(1,661)	(690)
Debt securities carried at fair value	250,276	187,741
Other Debt Securities, Carried at Fair Value:
Fair Value	3,497	19,449
Debt securities carried at fair value:
Debt securities carried at fair value	253,773
U.S. Treasury and agency securities
Available-for-sale Debt Securities:
Amortized Cost	25,075	69,268
Gross Unrealized Gains	211	359
Gross Unrealized Losses	(9)	(32)
Debt securities carried at fair value	25,277	69,595
Other Debt Securities, Carried at Fair Value:
Fair Value	0	1,541
Debt securities carried at fair value:
Debt securities carried at fair value	25,277
Non-U.S. securities
Available-for-sale Debt Securities:
Amortized Cost	5,743	6,208
Gross Unrealized Gains	27	37
Gross Unrealized Losses	(3)	(15)
Debt securities carried at fair value	5,767	6,230
Other Debt Securities, Carried at Fair Value:
Fair Value	12,843	15,132
Debt securities carried at fair value:
Debt securities carried at fair value	18,610
Corporate/Agency bonds
Available-for-sale Debt Securities:
Amortized Cost	243	361
Gross Unrealized Gains	3	9
Gross Unrealized Losses	(3)	(2)
Debt securities carried at fair value	243	368
Debt securities carried at fair value:
Debt securities carried at fair value	243
Other taxable securities, substantially all asset-backed securities
Available-for-sale Debt Securities:
Amortized Cost	10,232	10,773
Gross Unrealized Gains	51	39
Gross Unrealized Losses	(81)	(21)
Debt securities carried at fair value	10,202	10,791
Other Debt Securities, Carried at Fair Value:
Fair Value	267	299
Debt securities carried at fair value:
Debt securities carried at fair value	10,469
Total taxable securities
Available-for-sale Debt Securities:
Amortized Cost	291,772	272,074
Gross Unrealized Gains	1,750	3,411
Gross Unrealized Losses	(1,757)	(760)
Debt securities carried at fair value	291,765	274,725
Debt securities carried at fair value:
Debt securities carried at fair value	308,372
Tax-exempt securities
Available-for-sale Debt Securities:
Amortized Cost	13,978	9,556
Gross Unrealized Gains	63	12
Gross Unrealized Losses	(33)	(19)
Debt securities carried at fair value	14,008	9,549
Debt securities carried at fair value:
Debt securities carried at fair value	14,008
Agency
Available-for-sale Debt Securities:
Amortized Cost	229,356	163,118
Gross Unrealized Gains	1,061	2,432
Gross Unrealized Losses	(1,470)	(511)
Debt securities carried at fair value	228,947	165,039
Other Debt Securities, Carried at Fair Value:
Fair Value	0	15,704
Debt securities carried at fair value:
Debt securities carried at fair value	228,947
Debt securities
Debt securities carried at fair value:
Debt securities carried at fair value	322,380
Debt securities:
Accumulated other comprehensive income tax benefit	7
Debt securities | Available-for-sale debt securities
Debt securities carried at fair value:
Shareholders’ equity	$ 16	$ 1,641	$ (2,487)	$ 4,537